SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in share capital and capital in excess of par value
Balance at the beginning of the period (in shares)	(71)
Stock dividend rate (as a percent)	3.00%	3.00%	3.00%
Balance at the end of the period (in shares)	(73)	(71)
Total Number of Shares Purchased	944	708	865
Average Price Paid Per Share (in dollars per share)	$ 25.16	$ 25.64	$ 26.41
Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	$ 25,333	$ 25,040	$ 24,862
Balance at the beginning of the period (in shares)	36,479	36,057	35,802
Issuance of 3% stock dividend	753	748	743
Issuance of 3% stock dividend (in shares)	1,085	1,077	1,070
Conversion of Class B common shares to common shares	20	37	35
Conversion of Class B common shares to common shares (in shares)	29	53	50
Purchase and retirement of common shares	(656)	(492)	(600)
Purchase and retirement of common shares (in shares)	(944)	(708)	(865)
Balance at the end of the period	25,450	25,333	25,040
Balance at the end of the period (in shares)	36,649	36,479	36,057
Class B Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	14,601	14,212	13,833
Balance at the beginning of the period (in shares)	21,025	20,466	19,919
Issuance of 3% stock dividend	437	426	414
Issuance of 3% stock dividend (in shares)	631	612	597
Conversion of Class B common shares to common shares	(20)	(37)	(35)
Conversion of Class B common shares to common shares (in shares)	(29)	(53)	(50)
Balance at the end of the period	15,018	14,601	14,212
Balance at the end of the period (in shares)	21,627	21,025	20,466
Treasury Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	(1,992)	(1,992)	(1,992)
Balance at the beginning of the period (in shares)	(71)	(69)	(67)
Issuance of 3% stock dividend (in shares)	(2)	(2)	(2)
Balance at the end of the period	(1,992)	(1,992)	(1,992)
Balance at the end of the period (in shares)	(73)	(71)	(69)
Capital in Excess of Par Value
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	533,677	505,495	482,250
Issuance of 3% stock dividend	37,046	45,880	45,526
Purchase and retirement of common shares	(23,147)	(17,698)	(22,281)
Balance at the end of the period	$ 547,576	$ 533,677	$ 505,495